VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—2.4%
Communication Services—0.9%
Radius Global Infrastructure, Inc. 144A 2.500%, 9/15/26(1)	$ 4,343	$ 4,334
Health Care—1.0%
NextGen Healthcare, Inc. 144A 3.750%, 11/15/27(1)	950	1,061
Paratek Pharmaceuticals, Inc. 4.750%, 5/1/24	3,701	3,683
		4,744

Information Technology—0.5%
Splunk, Inc. 1.125%, 6/15/27	2,203	2,078
Total Convertible Bonds and Notes (Identified Cost $11,016)		11,156

Corporate Bonds and Notes—15.7%
Communication Services—4.2%
Allen Media LLC 144A 10.500%, 2/15/28(1)	3,724	2,130
Clear Channel Outdoor Holdings, Inc. 144A 7.500%, 6/1/29(1)	2,780	2,126
Connect Finco S.a.r.l. 144A 6.750%, 10/1/26(1)	3,171	2,958
Getty Images, Inc. 144A 9.750%, 3/1/27(1)(2)	6,830	6,822
GrubHub Holdings, Inc. 144A 5.500%, 7/1/27(1)	878	682
Lagardere S.A.
RegS 1.625%, 6/21/24(3)	300EUR	313
RegS 2.125%, 10/16/26(3)	2,400EUR	2,491
RegS 1.750%, 10/7/27(3)	1,900EUR	1,975
		19,497

Consumer Discretionary—2.6%
Aramark Services, Inc.
144A 5.000%, 4/1/25(1)	1,105	1,086
144A 6.375%, 5/1/25(1)	7,521	7,641
Light & Wonder International, Inc. 144A 7.000%, 5/15/28(1)	3,366	3,308
		12,035

Consumer Staples—1.1%
TreeHouse Foods, Inc. 4.000%, 9/1/28	3,268	2,651
Vector Group Ltd. 144A 10.500%, 11/1/26(1)	2,791	2,795
		5,446

Energy—3.0%
California Resources Corp. 144A 7.125%, 2/1/26(1)	250	251
Calumet Specialty Products Partners LP 144A 11.000%, 4/15/25(1)	10,829	10,992
	Par Value	Value

Energy—continued
PDC Energy, Inc. 5.750%, 5/15/26	$ 2,657	$ 2,648
		13,891

Financials—1.4%
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	1,302	1,333
Intercontinental Exchange, Inc. 3.650%, 5/23/25(4)	1,283	1,240
Mobius Merger Sub, Inc. 144A 9.000%, 6/1/30(1)	1,060	980
SEG Holding LLC 144A 5.625%, 10/15/28(1)	1,239	1,242
United Airlines, Inc. Pass-Through Trust 2016-2, B 3.650%, 4/7/27	837	789
Verscend Escrow Corp. 144A 9.750%, 8/15/26(1)	930	930
		6,514

Industrials—2.0%
Bombardier, Inc. 144A 7.875%, 4/15/27(1)	1,474	1,438
Cengage Learning, Inc. 144A 9.500%, 6/15/24(1)	411	412
IEA Energy Services LLC 144A 6.625%, 8/15/29(1)	1,111	1,089
La Financiere Atalian SASU
RegS 4.000%, 5/15/24(3)	1,019EUR	836
RegS 5.125%, 5/15/25(3)	977EUR	758
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(1)	5,703	4,985
		9,518

Information Technology—1.3%
NCR Corp.
144A 5.750%, 9/1/27(1)	1,502	1,513
144A 6.125%, 9/1/29(1)	4,490	4,605
		6,118

Utilities—0.1%
Origin Energy Finance Ltd. RegS 1.000%, 9/17/29(3)	329EUR	316
Total Corporate Bonds and Notes (Identified Cost $77,128)		73,335

Leveraged Loans—1.4%
Food / Tobacco—0.3%
Hostess Brands LLC Tranche B (3 month Term SOFR + 2.500%) 7.915%, 6/21/30(5)	1,400	1,402
Health Care—0.5%
Verscend Holding Corp. Tranche B (1 month Term SOFR + 4.114%) 9.431%, 8/27/25(5)	2,543	2,541
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—0.5%
RentPath LLC Tranche B-1, First Lien (3 month PRIME + 3.750%) 12.250%, 4/25/24(6)(7)	$ 150	$ —
Syniverse Holdings, Inc. (3 month Term SOFR + 7.000%) 12.390%, 5/13/27(5)	2,772	2,424
		2,424

Retail—0.1%
Claire’s Stores, Inc. Tranche B (1 month Term SOFR + 6.600%) 11.916%, 12/18/26(5)	253	232
Total Leveraged Loans (Identified Cost $7,025)		6,599

	Shares
Closed-End Funds—1.6%
Equity Funds—1.6%
Apollo Senior Floating Rate Fund, Inc.	11,127	150
Apollo Tactical Income Fund, Inc.	28,819	385
Ares Dynamic Credit Allocation Fund, Inc.	8,750	113
BlackRock Debt Strategies Fund, Inc.	54,213	557
BlackRock Floating Rate Income Strategies Fund, Inc.	9,611	121
First Trust Senior Floating Rate Income Fund II	11,712	117
Franklin Universal Trust	102,050	648
Invesco Municipal Opportunity Trust	39,316	324
Invesco Senior Income Trust	362,014	1,419
KKR Income Opportunities Fund	38,841	464
Nuveen AMT-Free Municipal Credit Income Fund	67,992	701
Nuveen AMT-Free Quality Municipal Income Fund	27,125	263
Nuveen Credit Strategies Income Fund	67,424	341
Nuveen Municipal Credit Income Fund	64,989	678
Nuveen New York AMT-Free Quality Municipal Income Fund	104,340	986
Saba Capital Income & Opportunities Fund	29,430	226
		7,493

Total Closed-End Funds (Identified Cost $8,430)		7,493

Preferred Stocks—1.1%
Consumer Discretionary—0.1%
Fossil Group, Inc., 7.000%	31,540	522
Financials—0.3%
Federal National Mortgage Association Series S, 8.250%(5)	537,348	1,193
Information Technology—0.0%
Babcock & Wilcox Enterprises, Inc., 6.500%	566	12
Real Estate—0.7%
Hersha Hospitality Trust Series C, 6.875%	37,097	916
	Shares	Value

Real Estate—continued
Hersha Hospitality Trust Series D, 6.500%	101,147	$ 2,503
		3,419

Total Preferred Stocks (Identified Cost $5,425)		5,146

Common Stocks—51.3%
Communication Services—9.4%
Activision Blizzard, Inc.	377,899	35,383
Endeavor Group Holdings, Inc. Class A (2)	424,800	8,453
		43,836

Consumer Discretionary—2.6%
Capri Holdings Ltd.(2)(8)	236,160	12,424
Consumer Staples—4.2%
Albertsons Cos., Inc. Class A(2)	365,955	8,326
Hostess Brands, Inc. Class A(8)	165,200	5,503
Sovos Brands, Inc.(2)(8)	251,014	5,660
		19,489

Energy—1.9%
Denbury, Inc.(2)(8)	89,194	8,742
ONEOK, Inc.	—	—(9)
		8,742

Financials—2.0%
American Equity Investment Life Holding Co.(2)(8)	60,624	3,252
Argo Group International Holdings Ltd.	8,804	262
Fidelity National Information Services, Inc.	99,000	5,472
Intercontinental Exchange, Inc.	2,199	242
		9,228

Health Care—14.6%
Abcam plc Sponsored ADR(2)(8)	436,711	9,883
Amedisys, Inc.(8)	106,300	9,928
Emis Group plc	45,808	1,080
EQRx, Inc.(2)(8)	1,183,710	2,628
Horizon Therapeutics plc(2)(8)	138,914	16,071
Seagen, Inc.(2)(8)	134,784	28,594
		68,184

Industrials—1.0%
Carrier Global Corp.	85,800	4,736
Information Technology—7.7%
New Relic, Inc.(2)(8)	29,223	2,502
Silicon Motion Technology Corp. ADR(8)	49,114	2,517
Splunk, Inc.(8)	48,100	7,035
Tower Semiconductor Ltd.(8)	47,054	1,156
VMware, Inc. Class A(8)	136,704	22,758
		35,968

Materials—7.9%
Ball Corp.	201,000	10,006

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Materials—continued
International Flavors & Fragrances, Inc.	35,900	$ 2,447
Newcrest Mining Ltd.	20,657	326
Teck Resources Ltd. Class B	143,900	6,201
United States Steel Corp.	143,463	4,660
Vale S.A. Class B Sponsored ADR	677,000	9,072
Westrock Co.(2)	115,371	4,130
		36,842

Real Estate—0.0%
RPT Realty	27,514	291
Total Common Stocks (Identified Cost $233,942)		239,740

Rights—0.2%
Health Care—0.1%
Akouos, Inc., 12/31/49(8)	26,079	29
Bristol Myers Squibb Co., 12/31/35(6)(8)	169,085	211
		240

Materials—0.1%
Pan American Silver Corp., 02/22/24(8)	930,417	498
Total Rights (Identified Cost $568)		738

Warrants—0.1%
Communication Services—0.0%
Akazoo S.A., 12/31/35(6)(8)	35,748	—
BuzzFeed, Inc., 12/01/26(8)	17,099	1
		1

Consumer Discretionary—0.0%
Allurion Technologies, Inc., 07/31/29(8)	13,340	12
CEC Brands LLC, 12/31/25(6)(8)	45,120	136
ECARX Holdings, Inc., 12/21/27(8)	27,750	1
Grove Collaborative Holdings, 03/13/26(8)	20,136	—(9)
Kaixin Auto Holdings, 04/30/24(8)	48,712	1
Reebonz Holding Ltd., 12/19/23(6)(8)	23,859	—
Zapp Electric Vehicles Group Ltd., 03/03/28(8)	13,420	—(9)
		150

Consumer Staples—0.0%
Whole Earth Brands, Inc., 06/25/25(8)	7,431	1
Financials—0.1%
26 Capital Acquisition Corp., 12/31/27(8)	25,800	—
Achari Ventures Holdings Corp. I, 08/05/26(8)	28,624	1
Alchemy Investments Acquisition Corp. 1, 06/26/28(8)	17,935	3
AltEnergy Acquisition Corp., 11/10/28(8)	5,160	—(9)
Ares Acquisition Corp., 12/31/27(8)	21,726	14
Ares Acquisition Corp. II, 06/12/28(8)	32,327	8
Arrowroot Acquisition Corp., 03/02/26(8)	60,113	10
Athena Consumer Acquisition Corp., 07/31/28(8)	3,395	1
BYTE Acquisition Corp., 12/31/28(8)	256,226	54
Cartesian Growth Corp II, 07/12/28(8)	5,799	1
CC Neuberger Principal Holdings III, 12/31/27(8)	10,980	2
	Shares	Value

Financials—continued
Cetus Capital Acquisition Corp., 03/24/28(8)	51,637	$ 1
CF Acquisition Corp. VIII, 12/31/27(8)	14,261	4
Corner Growth Acquisition Corp., 12/31/27(8)	20,673	2
ESGEN Acquisition Corp., 10/20/26(8)	5,942	—(9)
FTAC Emerald Acquisition Corp., 08/22/28(8)	17,092	1
Fusion Acquisition Corp. II, 12/31/27(8)	5,166	—(9)
GCM Grosvenor, Inc. Class A, 11/17/25(8)	28,825	8
Global Blockchain Acquisition Corp., 05/10/27(8)	60,562	2
Goal Acquisitions Corp., 02/11/26(8)	272,843	7
Infinite Acquisition Corp., 11/23/28(8)	4,293	—(9)
Inflection Point Acquisition Corp. II, 07/17/28(8)	14,919	3
International Media Acquisition Corp., 12/31/28(8)	18,227	—(9)
Jaws Mustang Acquisition Corp., 01/30/26(8)	23,996	1
Kensington Capital Acquisition Corp. V, 08/13/28(8)	48,984	6
Live Oak Crestview Climate Acquisition Corp., 03/12/26(8)	11,489	1
Newbury Street Acquisition Corp., 12/31/27(8)	28,549	4
Oak Woods Acquisition Corp., 05/17/28(8)	62,481	2
Phoenix Biotech Acquisition Corp., 09/01/26(8)	5,078	—(9)
Plum Acquisition Corp. I, 12/31/28(8)	17,325	1
Pono Capital Three, Inc., 04/03/28(8)	84,194	4
PROOF Acquisition Corp. I, 12/03/28(8)	13,646	1
Prospector Capital Corp., 01/01/25(8)	58,973	4
Pyrophyte Acquisition Corp., 12/17/23(8)	6,863	—(9)
RMG Acquisition Corp. III, 12/31/27(8)	20,895	3
Screaming Eagle Acquisition Corp. Class A, 12/15/27(8)	19,630	3
Semper Paratus Acquisition Corp., 11/04/26(8)	6,900	1
Slam Corp. Class A, 12/31/27(8)	8,351	1
Spring Valley Acquisition Corp. II, 02/25/26(8)	3,247	—(9)
Target Global Acquisition I Corp., 12/31/27(8)	10,328	1
Thunder Bridge Capital Partners III, Inc., 02/15/28(8)	28,698	2
		157

Health Care—0.0%
Newamsterdam Pharma Co. N.V., 11/22/27(8)	17,838	31
Pear Therapeutics, Inc., 02/04/26(8)	36,173	—(9)
Quantum-Si, Inc., 09/30/27(8)	16,609	5
		36

Industrials—0.0%
Amprius Technologies, Inc., 03/02/27(8)	27,068	7
Bridger Aerospace Group Holdings, Inc., 12/31/27(8)	27,000	8
Freightos Ltd., 01/23/28(8)	4,398	1
Getaround, Inc., 12/31/28(8)	11,166	—(9)
		16

Information Technology—0.0%
FOXO Technologies, Inc., 08/01/27(8)	26,187	—(9)
Movella Holdings, Inc., 12/31/27(8)	11,102	1
Near Intelligence, Inc., 07/08/27(8)	10,000	—(9)
		1

Materials—0.0%
Ginkgo Bioworks Holdings, Inc., 12/31/27(8)	11,400	2
Total Warrants (Identified Cost $2,859)		364

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares/Units	Value
Special Purpose Acquisition Companies—18.9%
7GC & Co. Holdings, Inc. Class A(8)	21,854	$ 231
Acropolis Infrastructure Acquisition Corp. Class A(8)	39,798	409
Aimfinity Investment Corp. I(8)	14,637	156
Alchemy Investments Acquisition Corp. 1(8)	35,870	370
Alpha Partners Technology Merger Corp. Class A(8)	36,400	385
Alpha Star Acquisition Corp.(8)	77,897	848
AlphaVest Acquisition Corp.(8)	550	6
AltC Acquisition Corp. Class A(8)	21,047	218
AP Acquisition Corp. Class A(8)	24,240	266
Apollo Strategic Growth Capital Class B(6)(8)	23,632	—
Apollo Strategic Growth Capital II Class A(8)	154,153	1,620
Ares Acquisition Corp. Class A(8)	194,007	2,088
Ares Acquisition Corp. II(8)	223,483	2,295
Arisz Acquisition Corp.(8)	33,967	364
Arrowroot Acquisition Corp. Class A(8)	44,532	467
Artemis Strategic Investment Corp. Class A(8)	15,189	162
Aura FAT Projects Acquisition Corp. Class A(8)	38,606	415
Aurora Technology Acquisition Corp. Class A(8)	50,100	543
Bannix Acquisition Corp.(8)	1,688	18
Battery Future Acquisition Corp. Class A(8)	80,919	880
Beard Energy Transition Acquisition Corp. Class A(8)	172,282	1,852
BioPlus Acquisition Corp. Class A(8)	80,049	867
Blue Ocean Acquisition Corp. Class A(8)	37,159	398
Blue World Acquisition Corp.(8)	13,659	149
Bowen Acquisition Corp.(8)	27,563	281
Bridgetown Holdings Ltd. Class A(8)	28,486	295
Bukit Jalil Global Acquisition 1 Ltd.(8)	16,823	173
Bukit Jalil Global Acquisition 1 Ltd.(8)	13,190	138
byNordic Acquisition Corp.(8)	20,617	222
C5 Acquisition Corp. Class A(8)	50,166	550
Canna-Global Acquisition Corp. Class A(8)	8,772	95
Capitalworks Emerging Markets Acquisition Corp. Class A(8)	21,250	229
Cartesian Growth Corp. II Class A(8)	17,398	188
Cartica Acquisition Corp. Class A(8)	30,613	329
CC Neuberger Principal Holdings III Class A(8)	54,900	598
Cetus Capital Acquisition Corp.(8)	14,850	155
CF Acquisition Corp. IV Class A(8)	45,973	491
CF Acquisition Corp. VII Class A(8)	102,691	1,099
Chenghe Acquisition Co. Class A(8)	33,786	366
Churchill Capital Corp. V Class A(8)	20,823	217
Churchill Capital Corp. VII Class A(8)	482,715	5,044
Clean Earth Acquisitions Corp. Class A(8)	57,422	607
Clean Energy Special Situations Corp.(8)	54,751	575
Coliseum Acquisition Corp. Class A(8)	71,744	763
Compass Digital Acquisition Corp.(8)	45,239	475
Concord Acquisition Corp. II Class A(8)	136,589	1,404
Crown PropTech Acquisitions Class A(8)	108	1
CSLM Acquisition Corp.(8)	64,293	688
Denali Capital Acquisition Corp. Class A(8)	42,528	464
DHC Acquisition Corp. Class A(8)	17,670	188
Direct Selling Acquisition Corp. Class A(8)	17,638	184
Distoken Acquisition Corp.(8)	34,215	361
DUET Acquisition Corp. Class A(8)	20,404	219
Dune Acquisition Corp. Class A(8)	23,015	232
EF Hutton Acquisition Corp. I(8)	20,208	213
Embrace Change Acquisition Corp.(8)	15,932	172
Enphys Acquisition Corp.(8)	145,997	1,533
ESH Acquisition Corp.(8)	34,175	8
ESH Acquisition Corp. Class A(8)	34,175	346
EVe Mobility Acquisition Corp. Class A(8)	87,881	939
Everest Consolidator Acquisition Corp.(8)	78,004	844
Evergreen Corp. Class A(8)	22,483	246
	Shares/Units	Value
ExcelFin Acquisition Corp. Class A(8)	19,632	$ 209
FAST Acquisition Corp. II Class A(8)	20,115	213
Feutune Light Acquisition Corp. Class A(8)	8,687	93
Fintech Ecosystem Development Corp. Class A(8)	16,876	180
Focus Impact Acquisition Corp. Class A(8)	33,274	361
Forbion European Acquisition Corp. Class A(8)	71,227	780
Forest Road Acquisition Corp. II Class A(8)	139,040	1,439
Fortune Rise Acquisition Corp.(8)	130,088	1,423
FutureTech II Acquisition Corp. Class A(8)	45,285	493
Global Partner Acquisition Corp. II Class A(8)	509	6
Golden Star Acquisition Corp.(8)	19,932	212
Golden Star Acquisition Corp.(8)	4,496	46
Gores Holdings IX, Inc. Class A(8)	248,417	2,581
Graf Acquisition Corp. IV(8)	9,192	95
Haymaker Acquisition Corp. 4(8)	29,995	313
HCM Acquisition Corp. Class A(8)	33,834	372
Hudson Acquisition I Corp.(8)	14,887	160
Iconic Sports Acquisition Corp. Class A(8)	22,834	247
Infinite Acquisition Corp. Class A(8)	51,427	553
InFinT Acquisition Corp. Class A(8)	23,038	254
Inflection Point Acquisition Corp. II Class A(8)	41,195	421
Integral Acquisition Corp. 1 Class A(8)	12,204	131
Investcorp Europe Acquisition Corp. I Class A(8)	114,652	1,247
Investcorp India Acquisition Corp. Class A(8)	35,215	381
Jaguar Global Growth Corp. I Class A(8)	72,787	773
Jupiter Acquisition Corp. Class A(8)	18,658	192
Keen Vision Acquisition Corp.(8)	67,562	691
Kernel Group Holdings, Inc. Class A(8)	33,002	350
KnightSwan Acquisition Corp. Class A(8)	18,922	199
L Catterton Asia Acquisition Corp. Class A(8)	125,527	1,334
Learn CW Investment Corp. Class A(8)	70,838	752
Liberty Resources Acquisition Corp. Class A(8)	31,498	344
Magnum Opus Acquisition Ltd. Class A(8)	57,844	617
Mars Acquisition Corp.(8)	117,007	1,230
Metal Sky Star Acquisition Corp.(8)	62,257	680
Mobiv Acquisition Corp. Class A(8)	27,942	299
Monterey Capital Acquisition Corp. Class A(8)	36,634	389
Mountain & Co. I Acquisition Corp.(8)	77,015	863
Nabors Energy Transition Corp. Class A(8)	75,458	819
Nabors Energy Transition Corp. II(8)	41,300	424
Newbury Street Acquisition Corp.(8)	5,710	60
Nubia Brand International Corp. Class A(8)	35,345	383
Oak Woods Acquisition Corp. Class A(8)	24,485	256
Patria Latin American Opportunity Acquisition Corp.(8)	189,383	2,081
Pearl Holdings Acquisition Corp. Class A(8)	194,112	2,081
Perception Capital Corp. II Class A(8)	63,199	703
Plum Acquisition Corp. I Class A(8)	36,815	396
Plutonian Acquisition Corp.(8)	28,030	296
Pono Capital Three, Inc. Class A(8)	60,546	639
Portage Fintech Acquisition Corp. Class A(8)	9,488	99
Power & Digital Infrastructure Acquisition II Corp. Class A(8)	1,620	17
PowerUp Acquisition Corp. Class A(8)	4,008	47
Project Energy Reimagined Acquisition Corp.(8)	28,219	296
PROOF Acquisition Corp. I Class A(8)	66,010	709
Pyrophyte Acquisition Corp. Class A(8)	9,608	105
Qomolangma Acquisition Corp.(8)	10,099	107
Quadro Acquisition One Corp.(8)	5,400	58
RCF Acquisition Corp. Class A(8)	146,679	1,605
Redwoods Acquisition Corp.(8)	45,243	483
Rigel Resource Acquisition Corp. Class A(8)	191,186	2,082
Ross Acquisition Corp. II Class A(8)	11,470	123
Roth CH Acquisition Co.(8)	25,207	272
Roth CH Acquisition V Co.(8)	16,901	178
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares/Units	Value
Screaming Eagle Acquisition Corp. Class A(8)	527,896	$ 5,522
SDCL EDGE Acquisition Corp. Class A(8)	11,051	117
Seaport Global Acquisition II Corp. Class A(8)	47,833	511
Semper Paratus Acquisition Corp. Class A(8)	9,316	101
SHUAA Partners Acquisition Corp. I Class A(8)	21,472	237
SK Growth Opportunities Corp. Class A(8)	84,876	912
Slam Corp. Class A(8)	230,816	2,488
Spree Acquisition Corp. 1 Ltd.(8)	21,937	237
Spring Valley Acquisition Corp. II(8)	6,495	1
Spring Valley Acquisition Corp. II Class A(8)	78,773	843
Target Global Acquisition I Corp. Class A(8)	92,335	1,003
TenX Keane Acquisition Class A(8)	19,217	207
TMT Acquisition Corp.(8)	21,997	4
TMT Acquisition Corp. Class A(8)	30,067	314
TortoiseEcofin Acquisition Corp. III Class A(8)	160,714	1,684
Tristar Acquisition I Corp. Class A(8)	64,694	692
Twelve Seas Investment Co. II Class A(8)	27,514	287
Twin Ridge Capital Acquisition Corp. Class A(8)	41,501	442
two Class A(8)	4,351	46
Valuence Merger Corp. I Class A(8)	3,246	36
Viveon Health Acquisition Corp.(8)	8,292	93
Zalatoris Acquisition Corp.(8)	26,388	278
Zalatoris II Acquisition Corp.(8)	80,458	859
Total Special Purpose Acquisition Companies (Identified Cost $85,796)		88,095

	Shares
Purchased Options—0.5%
(See open purchased options schedule)
Total Purchased Options (Premiums Paid $3,114)		2,317

Escrow Notes—1.9%
Financials—1.9%
Altaba, Inc. Escrow(8)	3,887,713	9,097
Pershing Square Escrow(8)	44,373	9
		9,106

Industrials—0.0%
AMR Corp. Escrow(6)(8)	28,850	1
Total Escrow Notes (Identified Cost $6,692)		9,107

Master Limited Partnerships and Related Companies—0.2%
Downstream/Other—0.2%
Holly Energy Partners LP	53,263	1,170
Total Master Limited Partnerships and Related Companies (Identified Cost $1,167)		1,170

Total Long-Term Investments—95.3% (Identified Cost $443,162)		445,260

	Shares	Value

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Standard Shares (seven-day effective yield 5.219%)(10)	7,372,168	$ 7,372
Total Short-Term Investment (Identified Cost $7,372)		7,372

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.222%)(10)(11)	916,000	916
Total Securities Lending Collateral (Identified Cost $916)		916

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND WRITTEN OPTIONS—97.0% (Identified Cost $451,450)		453,548

Securities Sold Short—(1.7)%

	Par Value
U.S. Government Security—(0.1)%
U.S. Treasury Notes 3.250%, 6/30/29	$ (578)	(537)
Total U.S. Government Security (Identified Proceeds $(589))		(537)

	Shares
Common Stocks—(1.6)%
Energy—(1.3)%
Exxon Mobil Corp.	(45,191)	(5,313)
HF Sinclair Corp.	(16,770)	(955)
		(6,268)

Health Care—(0.1)%
Revolution Medicines, Inc.(8)	(18,513)	(512)
Materials—(0.1)%
Newmont Corp.	(9,137)	(338)
Real Estate—(0.1)%
Kimco Realty Corp.	(17,384)	(306)
Total Common Stocks (Identified Proceeds $(7,176))		(7,424)

Total Securities Sold Short (Identified Proceeds $(7,765))		(7,961)

See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Value

Written Options—(1.6)%
(See open written options schedule)
Total Written Options (Premiums Received $7,787)	$ (7,534)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND WRITTEN OPTIONS—93.7% (Identified Cost $435,898)	$438,053
Other assets and liabilities, net—6.3%	29,222
NET ASSETS—100.0%	$467,275

Abbreviations:
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
OBFR	Overnight Bank Funding Rate
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $64,713 or 13.8% of net assets.
(2)	All or a portion of the shares have been committed as collateral for open securities sold short and written option contracts. The value of securities segregated as collateral is $78,738.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	All or a portion of security is on loan.
(5)	Variable rate security. Rate disclosed is as of September 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Non-income producing.
(9)	Amount is less than $500 (not in thousands).
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Counterparties:
BAML	Bank of America-Merrill Lynch
GS	Goldman Sachs & Co.
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	United Kingdom Pound Sterling
JPY	Japanese Yen
USD	United States Dollar

Country Weightings†
United States	71%
Cayman Islands	14
Ireland	4
Virgin Islands (British)	3
United Kingdom	3
Brazil	2
Canada	2
Other	1
Total	100%
†% of total investments, net of securities sold short and written options, as of September 30, 2023.

Open purchased options contracts as of September 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2)
Ball Corp.	1,606	$7,227	$45.00	10/20/23	$26
Ball Corp.	404	1,919	47.50	10/20/23	18
Baxter International, Inc.	2,103	6,835	32.50	01/19/24	168
Carrier Global Corp.	428	1,819	42.50	11/17/23	6
Carrier Global Corp.	430	2,043	47.50	11/17/23	23
Endeavor Group Holdings, Inc.	1,447	2,894	20.00	10/20/23	101
Endeavor Group Holdings, Inc.	1,272	2,544	20.00	11/17/23	134
Endeavor Group Holdings, Inc.	2,469	5,555	22.50	11/17/23	673
Fidelity National Information Services, Inc.	417	1,981	47.50	10/20/23	2
Fidelity National Information Services, Inc.	1,372	6,860	50.00	10/20/23	21
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Open purchased options contracts as of September 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Put Options(2) (continued)
Horizon Therapeutics plc	344	$3,440	$100.00	01/19/24	$16
Hostess Brands, Inc.	1,652	4,130	25.00	10/20/23	5
International Flavors & Fragrances, Inc.	359	1,975	55.00	11/17/23	15
Kellanova Co.	1,890	10,395	55.00	10/20/23	19
Seagen, Inc.	696	13,224	190.00	06/21/24	487
Siemens AG	67	831	124.00	11/17/23	11
Siemens AG	397	5,161	130.00	11/17/23	119
SPDR S&P 500® ETF Trust	533	22,119	415.00	10/20/23	125
Teck Resources Ltd.	352	1,338	38.00	10/20/23	6
Teck Resources Ltd.	82	262	32.00	11/17/23	1
Teck Resources Ltd.	174	574	33.00	11/17/23	3
Teck Resources Ltd.	369	1,292	35.00	11/17/23	10
Thyssenkrupp AG	7,294	4,522	6.20	10/20/23	69
Thyssenkrupp AG	1,333	786	5.90	11/17/23	17
Thyssenkrupp AG	7,121	4,486	6.30	11/17/23	128
United States Steel Corp.	2,503	6,257	25.00	10/20/23	10
Vale S.A.	3,818	4,200	11.00	10/20/23	8
Vale S.A.	701	841	12.00	10/20/23	4
Vale S.A.	1,590	1,908	12.00	11/17/23	29
Vale S.A.	1,409	1,832	13.00	11/17/23	63
Total Purchased Options					$2,317
Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Open written options contracts as of September 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Abcam plc	(203)	$(508)	$25.00	11/17/23	$—
Albertsons Cos., Inc.	(1,173)	(2,698)	23.00	10/20/23	(23)
Ball Corp.	(1,606)	(8,030)	50.00	10/20/23	(222)
Ball Corp.	(404)	(2,121)	52.50	10/20/23	(20)
Capri Holdings Ltd.	(531)	(2,655)	50.00	10/20/23	(167)
Capri Holdings Ltd.	(558)	(2,929)	52.50	11/17/23	(93)
Capri Holdings Ltd.	(699)	(4,019)	57.50	01/19/24	(14)
Carrier Global Corp.	(428)	(2,140)	50.00	11/17/23	(270)
Carrier Global Corp.	(430)	(2,258)	52.50	11/17/23	(189)
Endeavor Group Holdings, Inc.	(1,447)	(3,256)	22.50	10/20/23	(6)
Endeavor Group Holdings, Inc.	(3,141)	(7,852)	25.00	11/17/23	(19)
Fidelity National Information Services, Inc.	(1,372)	(7,546)	55.00	10/20/23	(226)
Fidelity National Information Services, Inc.	(417)	(2,189)	52.50	10/20/23	(154)
Horizon Therapeutics plc	(293)	(3,223)	110.00	10/20/23	(188)
Hostess Brands, Inc.	(1,652)	(4,460)	27.00	10/20/23	(1,057)
Intercontinental Exchange, Inc.	(22)	(242)	110.00	10/20/23	(5)
International Flavors & Fragrances, Inc.	(359)	(2,154)	60.00	11/17/23	(348)
Kellanova Co.	(473)	(2,956)	62.50	12/15/23	(55)
Radius Global Infrastructure, Inc.	(32)	(48)	15.00	01/19/24	—
Reata Pharmaceuticals, Inc.	(10)	(175)	175.00	11/17/23	—
Seagen, Inc.	(283)	(5,660)	200.00	10/20/23	(403)
Siemens AG	(67)	(884)	132.00	11/17/23	(55)
Siemens AG	(397)	(5,558)	140.00	11/17/23	(144)
Silicon Motion Technology Corp.	(23)	(127)	55.00	10/20/23	(2)
Sovos Brands, Inc.	(2,554)	(6,385)	25.00	02/16/24	(51)
SPDR S&P 500® ETF Trust	(296)	(12,876)	435.00	10/20/23	(101)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Open written options contracts as of September 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
Splunk, Inc.	(193)	$(2,799)	$145.00	10/20/23	$(39)
Splunk, Inc.	(191)	(2,770)	145.00	11/17/23	(61)
Splunk, Inc.	(71)	(1,065)	150.00	11/17/23	(5)
Teck Resources Ltd.	(352)	(1,478)	42.00	10/20/23	(73)
Teck Resources Ltd.	(338)	(1,251)	37.00	11/17/23	(233)
Teck Resources Ltd.	(369)	(1,439)	39.00	11/17/23	(195)
Teck Resources Ltd.	(190)	(836)	44.00	11/17/23	(41)
Thyssenkrupp AG	(3,152)	(2,112)	6.70	10/20/23	(233)
Thyssenkrupp AG	(4,142)	(2,899)	7.00	10/20/23	(210)
Thyssenkrupp AG	(1,333)	(866)	6.50	11/17/23	(135)
Thyssenkrupp AG	(7,121)	(4,985)	7.00	11/17/23	(452)
Tower Semiconductor Ltd.	(75)	(210)	28.00	10/20/23	(1)
United States Steel Corp.	(2,502)	(7,506)	30.00	10/20/23	(731)
Vale S.A.	(3,508)	(4,560)	13.00	10/20/23	(242)
Vale S.A.	(1,590)	(2,226)	14.00	11/17/23	(72)
Vale S.A.	(1,409)	(2,114)	15.00	11/17/23	(27)
					(6,562)
Put Options(2)
Activision Blizzard, Inc.	(18)	(144)	80.00	10/20/23	(1)
Activision Blizzard, Inc.	(70)	(648)	92.50	10/20/23	(6)
Baxter International, Inc.	(2,103)	(8,412)	40.00	01/19/24	(757)
Horizon Therapeutics plc	(120)	(660)	55.00	01/19/24	(1)
Horizon Therapeutics plc	(224)	(1,344)	60.00	01/19/24	(2)
Seagen, Inc.	(696)	(10,092)	145.00	06/21/24	(181)
SPDR S&P 500® ETF Trust	(296)	(11,840)	400.00	10/20/23	(24)
					(972)
Total Written Options					$(7,534)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Unless otherwise noted, options are exchange-traded.

Forward foreign currency exchange contracts as of September 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	302	USD	195	GS	12/05/23	$—	$(1)
DKK	2,954	USD	420	GS	10/04/23	—	(1)
DKK	8,046	USD	1,135	JPM	10/04/23	6	—
EUR	914	USD	1,016	GS	10/04/23	—	(49)
JPY	945,909	USD	6,339	GS	10/06/23	—	(1)
JPY	46,274	USD	312	JPM	10/06/23	—	(1)
USD	435	DKK	2,954	GS	10/04/23	16	—
USD	1,184	DKK	8,045	JPM	10/04/23	43	—
USD	994	EUR	914	GS	10/04/23	27	—
USD	6,415	JPY	945,909	GS	10/06/23	77	—
USD	314	JPY	46,274	JPM	10/06/23	4	—
USD	3,085	CAD	4,143	JPM	10/13/23	35	—
USD	296	EUR	270	GS	10/19/23	11	—
USD	585	EUR	534	JPM	10/19/23	20	—
USD	11,535	EUR	10,651	GS	10/24/23	262	—
USD	701	EUR	650	GS	11/15/23	12	—
USD	895	EUR	830	JPM	11/15/23	15	—
USD	3,205	EUR	3,002	GS	11/21/23	24	—
USD	3,828	EUR	3,574	JPM	11/21/23	41	—
USD	1,688	EUR	1,548	JPM	11/22/23	48	—
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Forward foreign currency exchange contracts as of September 30, 2023 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	4,153	AUD	6,176	GS	12/05/23	$173	$—
USD	2,266	GBP	1,806	JPM	12/06/23	62	—
USD	1,688	EUR	1,569	GS	12/20/23	23	—
USD	4,940	EUR	4,600	JPM	12/21/23	57	—
USD	359	EUR	329	JPM	12/22/23	9	—
USD	10,076	JPY	1,399,682	GS	12/26/23	568	—
USD	5,696	GBP	4,543	GS	12/27/23	149	—
Total						$1,682	$(53)

Over-the-counter total return swaps outstanding as of September 30, 2023 were as follows:
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Long Total Return Swap Contracts
Abiomed, Inc.(3)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	01/30/24	$—(4)	$8	$8	$—
Activision Blizzard, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/17/24	1,751	39	39	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	6.120% (0.800% + OBFR)	3 Month	JPM	03/25/24	431	30	30	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	6.120% (0.800% + OBFR)	3 Month	JPM	03/28/24	232	13	13	—
BlackRock Floating Rate Income Strategies Fund, Inc.	Pay	6.120% (0.800% + OBFR)	3 Month	JPM	04/08/24	207	9	9	—
Bristol-Myers Squibb Co.(3),(5)	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	03/04/24	—(4)	31	31	—
Brookfield Property Preferred LP	Pay	6.070% (0.750% + OBFR)	1 Month	BAML	01/08/24	64	(10)	—	(10)
Chr. Hansen Holding A/S	Pay	5.930% (0.610% + OBFR)	1 Month	GS	02/19/24	1,148	(187)	—	(187)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/05/24	48	(6)	—	(6)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/12/24	1,078	(142)	—	(142)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/13/24	467	(65)	—	(65)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/14/24	575	(90)	—	(90)
Chr. Hansen Holding A/S	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/19/24	127	(22)	—	(22)
Covestro AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	10/11/24	1,413	(60)	—	(60)
Dechra Pharmaceuticals plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/27/24	5,236	(7)	—	(7)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/05/23	665	57	57	—
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/18/24	74	(1)	—	(1)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/21/24	215	(2)	—	(2)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/22/24	28	— (4)	—	— (4)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/25/24	40	— (4)	—	— (4)
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	10/28/24	5	— (4)	— (4)	—
Emis Group plc	Pay	5.770% (0.450% + OBFR)	3 Month	JPM	11/04/24	48	— (4)	— (4)	—
Endeavor Group Holdings, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/24/24	2,256	(390)	—	(390)
Fidelity National Information Services, Inc.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/16/24	4,465	(52)	—	(52)
Horizon Therapeutics plc	Pay	5.930% (0.610% + OBFR)	1 Month	GS	08/07/24	12,187	1,091	1,091	—
Invesco Dynamic	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/27/24	75	— (4)	—	— (4)
Invesco Dynamic	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	01/01/24	262	— (4)	— (4)	—
Invesco Dynamic	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	02/12/24	—(4)	9	9	—
Invesco Dynamic	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	05/21/24	—(4)	9	9	—
JSR Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/30/24	9,249	(620)	—	(620)
Kellanova Co.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/16/24	11,729	(505)	—	(505)
Majorel Group Luxembourg S.A.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/22/24	283	(1)	—	(1)
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Over-the-counter total return swaps outstanding as of September 30, 2023 were as follows (continued):
Referenced Entity	Pay/Receive	Financing Rate(1)	Payment Frequency	Counterparty	Expiration Date	Notional Amount	Value(2)	Unrealized Appreciation	Unrealized Depreciation
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	07/29/24	$40	$— (4)	$—	$— (4)
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/05/24	352	1	1	—
Majorel Group Luxembourg S.A.	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/07/24	170	1	1	—
National Instruments Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/30/24	9,192	(15)	—	(15)
Newcrest Mining Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/27/24	1,646	(294)	—	(294)
Nuveen New York AMT-Free Quality Municipal Income Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	10/23/23	871	(67)	—	(67)
Origin Energy Ltd.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	04/16/24	6,226	79	79	—
RPT Realty	Pay	5.930% (0.610% + OBFR)	1 Month	GS	10/08/24	2,634	(136)	—	(136)
Saba Capital Income & Opportunities Fund	Pay	5.930% (0.610% + OBFR)	1 Month	GS	03/27/24	234	(13)	—	(13)
Saba Capital Income & Opportunities Fund	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	07/22/24	75	(1)	—	(1)
Siemens AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/23/24	2,255	(154)	—	(154)
Siemens AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/10/24	933	27	27	—
Siemens AG	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	08/07/24	1,829	(185)	—	(185)
Siemens AG	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	09/09/24	1,118	(117)	—	(117)
Siemens AG	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	10/21/24	935	(4)	—	(4)
SLM Corp.	Pay	5.700% (0.380% + OBFR)	3 Month	JPM	10/23/23	2,075	128	128	—
Thyssenkrupp AG	Pay	5.930% (0.610% + OBFR)	1 Month	GS	07/12/24	11,797	212	212	—
United States Steel Corp.	Pay	5.930% (0.610% + OBFR)	1 Month	GS	09/17/24	4,084	73	73	—
Vivendi SE	Pay	5.930% (0.610% + OBFR)	1 Month	GS	05/20/24	706	(138)	—	(138)
Vivendi SE	Pay	5.870% (0.550% + OBFR)	3 Month	JPM	11/28/23	862	46	46	—
							(1,421)	1,863	(3,284)
Short Total Return Swap Contracts
Broadcom, Inc.	Receive	4.920% ((0.400)% + OBFR)	1 Month	BAML	10/12/23	(3,843)	(2,386)	—	(2,386)
Broadcom, Inc.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	10/18/24	(8,259)	202	202	—
Brookfield Asset Management Ltd.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	09/30/24	(216)	2	2	—
Exxon Mobil Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	09/16/24	(3,329)	(163)	—	(163)
Kimco Realty Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	10/07/24	(2,610)	137	137	—
Newmont Corp.	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	06/24/24	(1,394)	164	164	—
Novozymes A/S	Receive	4.970% ((0.350)% + OBFR)	1 Month	GS	02/19/24	(1,232)	261	261	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/05/24	(49)	7	7	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/12/24	(1,103)	158	158	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/13/24	(479)	72	72	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/14/24	(589)	99	99	—
Novozymes A/S	Receive	4.820% ((0.500)% + OBFR)	3 Month	JPM	08/19/24	(130)	24	24	—
Pan American Silver Corp.	Receive	4.920% ((0.400)% + OBFR)	1 Month	BAML	01/08/24	(266)	34	34	—
Pan American Silver Corp.	Receive	4.720% ((0.600)% + OBFR)	3 Month	JPM	09/30/24	(473)	37	37	—
Smurfit Kappa Group plc	Receive	5.050% ((0.270)% + OBFR)	1 Month	GS	10/14/24	(4,047)	165	165	—
							(1,187)	1,362	(2,549)
Total							$(2,608)	$3,225	$(5,833)

Footnote Legend:
(1)	The Fund pays the floating rate (+/- a spread) and receives the total return of the reference entity.
(2)	There were no upfront premiums paid or received for the open swap contracts held.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.
See Notes to Schedule of Investments

VIRTUS Westchester Event-Driven Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$73,335	$—	$73,335	$—
Leveraged Loans	6,599	—	6,599	—(1)
Convertible Bonds and Notes	11,156	—	11,156	—
Equity Securities:
Common Stocks	239,740	239,740	—	—
Closed-End Funds	7,493	7,493	—	—
Preferred Stocks	5,146	5,146	—	—
Master Limited Partnerships and Related Companies	1,170	1,170	—	—
Rights	738	498	29	211
Escrow Notes	9,107	—	9,106	1
Warrants	364	228	—	136(1)
Special Purpose Acquisition Companies	88,095	85,919	2,176	—(1)
Money Market Mutual Fund	7,372	7,372	—	—
Securities Lending Collateral	916	916	—	—
Other Financial Instruments:
Purchased Options	2,317	1,555	762	—
Forward Foreign Currency Exchange Contracts	1,682	—	1,682	—
Over-the-Counter Total Return Swaps	3,225	—	3,186	39
Total Assets	458,455	350,037	108,031	387
Liabilities:
Securities Sold Short:
Common Stocks	(7,424)	(7,424)	—	—
U.S. Government Security	(537)	—	(537)	—
Other Financial Instruments:
Written Options	(7,534)	(4,016)	(3,518)	—
Forward Foreign Currency Exchange Contracts	(53)	—	(53)	—
Over-the-Counter Total Return Swaps	(5,833)	—	(5,833)	—
Total Liabilities	(21,381)	(11,440)	(9,941)	—
Total Investments, Net of Securities Sold Short and Written Options	$437,074	$338,597	$98,090	$387

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $9 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Over-the-counter total return swaps held by the Fund with an end of period value of $8 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2023.
See Notes to Schedule of Investments

VIRTUS WESTCHESTER EVENT-DRIVEN FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.